Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	Other components of equity [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2023	$ 115,147	$ 7,323	$ 19,398	$ (9)	$ (231)	$ 81,059	$ 115,048	$ 99	$ 7,508	$ (1,860)	$ 6,612	$ 2,756
Balance at beginning of period at Oct. 31, 2023			19,398	(9)	(231)
Changes in equity
Issues of share capital and other equity instruments	4,330	2,720	1,628			(18)	4,330
Common shares purchased for cancellation	(140)		(13)			(127)	(140)
Redemption of preferred shares and other equity instruments	(1,021)	(1,023)				2	(1,021)
Sales of treasury shares and other equity instruments	6,717			1,245	5,472		6,717
Purchases of treasury shares and other equity instruments	(6,527)			(1,225)	(5,302)		(6,527)
Share-based compensation awards	69					69	69
Dividends on common shares	(7,916)					(7,916)	(7,916)
Dividends on preferred shares and distributions on other equity instruments	(328)					(322)	(322)	(6)
Other	24					24	24
Net income	16,240					16,230	16,230	10
Total other comprehensive income (loss), net of taxes	597					(393)	597		990	963	516	(489)
Balance at end of period at Oct. 31, 2024	127,192	9,020	21,013	11	(61)	88,608	127,089	103	8,498	(897)	7,128	2,267
Changes in equity
Issues of share capital and other equity instruments	5,022	4,973	77			(28)	5,022
Common shares purchased for cancellation	(2,768)		(227)			(2,541)	(2,768)
Redemption of preferred shares and other equity instruments	(2,350)	(2,350)					(2,350)
Sales of treasury shares and other equity instruments	10,699			4,937	5,762		10,699
Purchases of treasury shares and other equity instruments	(10,727)			(4,916)	(5,811)		(10,727)
Share-based compensation awards	29					29	29
Dividends on common shares	(8,502)					(8,502)	(8,502)
Dividends on preferred shares and distributions on other equity instruments	(546)					(494)	(494)	(52)
Other	(40)					(40)	(40)
Net income	20,369					20,362	20,362	7
Total other comprehensive income (loss), net of taxes	773					(456)	772	1	1,228	632	485	111
Balance at end of period at Oct. 31, 2025	$ 139,151	$ 11,643	$ 20,863	$ 32	$ (110)	$ 96,938	$ 139,092	$ 59	$ 9,726	$ (265)	$ 7,613	$ 2,378